Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 4,564	$ 4,634
Marketable securities — current	201	404
Accounts receivable — net of allowances of $189 and $233	4,660	4,705
Inventories
Finished goods	2,196	2,081
Work in process	1,577	1,226
Raw materials and supplies	1,212	932
Total inventories	4,985	4,239
Prepaids	654	675
Other current assets	339	325
Total current assets	15,403	14,982
Property, plant and equipment	27,213	26,650
Less: Accumulated depreciation	(17,784)	(17,229)
Property, plant and equipment — net	9,429	9,421
Operating lease right of use assets	858	864
Goodwill	13,486	13,802
Intangible assets — net	5,288	5,835
Other assets	2,608	2,440
Total assets	47,072	47,344
Current liabilities
Short-term borrowings and current portion of long-term debt	1,307	806
Accounts payable	2,994	2,561
Accrued payroll	1,020	747
Accrued income taxes	260	300
Operating lease liabilities — current	263	256
Other current liabilities	3,191	3,278
Total current liabilities	9,035	7,948
Long-term debt	16,056	17,989
Pension and postretirement benefits	2,870	4,405
Operating lease liabilities	591	609
Other liabilities	3,403	3,462
Total liabilities	31,955	34,413
Commitments and contingencies (Note 16)
3M Company shareholders’ equity:
Common stock par value, $.01 par value; 944,033,056 shares issued; Shares outstanding - December 31, 2021: 571,845,478; Shares outstanding - December 31, 2020: 577,749,638	9	9
Additional paid-in capital	6,429	6,162
Retained earnings	45,821	43,821
Treasury stock, at cost:	(30,463)	(29,404)
Accumulated other comprehensive income (loss)	(6,750)	(7,721)
Total 3M Company shareholders’ equity	15,046	12,867
Noncontrolling interest	71	64
Total equity	15,117	12,931
Total liabilities and equity	$ 47,072	$ 47,344